Share-Based Payments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-Based Payments
Share-Based Payments

Note 5. Share-Based Payments

Warrant Program and Amendments

The Company’s Articles of Association allow for the granting of equity compensation, in the form of equity settled warrants, to employees, consultants and Scientific Advisory Board members who provide services similar to employees, members of executive management, and the board of directors. The warrants granted in 2018 or prior become exercisable upon an exit event, which triggers an immediate vesting, or at any time as determined by the board of directors in accordance with the terms of the plan. The warrants granted in 2020 vest either gradually over 36 months or vest immediately. Vested warrants granted in 2020 are exercisable in certain exercise windows beginning in the second half of the year of 2021. Warrants granted up until 2019 expire on December 31, 2036. Warrants granted in 2020 expire on December 31, 2031. For the six months ended June 30, 2021 and 2020, the number of warrants as a percentage of outstanding ordinary shares was 11.8% and 12.3%, respectively.

On January 4, 2021, the Company effected its Stock Split which also resulted in a reduction of the nominal value of the Company’s ordinary shares from DKK 2 to DKK 1. In accordance with the anti-dilution provisions of the warrant agreements, the number of warrants was increased by a ratio of 36 to 1 and the exercise price was decreased from DKK 2 to 1 DKK. Accordingly, information related to the Company’s warrants, have been retroactively adjusted to reflect the stock split and the bonus shares for all periods presented.

Note 5. Share-Based Payments (Continued)

The following schedule specifies the granted warrants:

		Weighted Average
		Exercise
	Number of	Price/Share
	warrants	(DKK)
Warrants granted as at December 31, 2019	1,932,156	1
Warrants granted	—	1
Warrants forfeited	(45,216)	1
Warrants cancelled	(22,032)	1
Warrants granted as at June 30, 2020	1,864,908	1
Warrants exercisable as at June 30, 2020	—	—

		Weighted Average
		Exercise
	Number of	Price/Share
	warrants	(DKK)
Warrants granted as at December 31, 2020	2,228,076	1
Warrants granted	63,809	1
Warrants forfeited	(7,566)	1
Warrants cancelled	(10,404)	1
Warrants granted as at June 30, 2021	2,273,915	1
Warrants exercisable as at June 30, 2021	—	—

Employees will be entitled to receive a number of warrants based on the individual employee’s grade and performance for 2021. The warrants will be granted in December 2021 at the share price equal to the fair market value thereof on the date of grant and will vest monthly over 36 months beginning January 1, 2022.

For the three months ended June 30, 2020 and 2021, a service cost of $0.5 million and $0.4 million has been recognized in this period for warrants that were granted in previous periods and not fully vested as of the beginning of this period, and a proportion of the cost related to warrants expected to be granted in December 2020 and 2021, respectively.

For the six months ended June 30, 2020 and 2021, a service cost of $1.2 million and $0.7 million has been recognized in this period for warrants that were granted in previous periods and not fully vested as of the beginning of this period, and a proportion of the cost related to warrants expected to be granted in December 2020 and 2021, respectively.

Subsequent to the Company’s initial public offering completed in February 2021 ("IPO"), determining the initial fair value and subsequent accounting for equity awards require significant judgment regarding expected life and volatility of an equity award; however, as a public listed company there is objective evidence of the fair value of an ordinary share on the date an equity award is granted. Due to the fact that as of 2021, warrants will be granted at the share price on the date of grant, fair value comprises a time value which is significantly affected by the expected life and estimated volatility. The expected life of a warrant is based on the assumption that the holder will not exercise until after the equity award is fully vested. Actual exercise patterns may differ from the assumption used herein. The estimated volatility is based on peer group data and reflects the assumption that the historical volatility over a period similar to the life of the warrant is indicative of future trends, which may not necessarily be the actual outcome. The peer group consists of listed companies that management believes are similar to the Company in respect to industry and stage of development. Even with objective evidence of the fair value of an ordinary share, small changes in any other individual assumption or in combination with other assumptions could have resulted in significantly different valuations.

Note 8. Share-Based Payments

Warrant Program and Amendments

The Company’s Articles of Association allow for the granting of equity compensation, in the form of equity settled warrants, to employees, consultants and Scientific Advisory Board members who provide services similar to employees, members of executive management, and the board of directors. The warrants granted in 2018 or before become exercisable upon an exit event, which triggers an immediate vesting, or at any time as determined by the board of directors in accordance with the terms of the plan. The warrants granted in 2020 vest either gradually over 36 months or vest immediately. Vested warrants granted in 2020 are exercisable in certain exercise windows beginning in the second half of the year of 2021. Warrants granted up until 2019 expire on December 31, 2036. Warrants granted in 2020 expire on December 31, 2031. For the years ended December 31, 2020, 2019 and 2018, the number of warrants as a percentage of outstanding ordinary shares was 13.8%, 13.5% and 12.9%, respectively.

In 2019, the Company granted 150,660 warrants to its Chief Financial Offer (“CFO”) which were exercisable upon an exit event. In December 2020, the terms of the warrants issued to the Company’s CFO were amended to no longer comprise exercisability upon an exit event. Consequently, these warrants did not vest upon the IPO in February 2021 and will vest in accordance with the vesting schedule for warrants granted in 2020.

On January 4, 2021, the Company’s board of directors and shareholders approved (i) a 2-for-1 stock split of its issued and outstanding ordinary shares and (ii) a bonus share issuance in the ratio of 17-for-1 of its issued and outstanding ordinary shares. The stock split also resulted in a reduction of the nominal value of the Company’s ordinary shares from DKK 2 to DKK 1. In accordance with the anti-dilution provisions of the warrant agreements, the number of warrants was increased by a ratio of 36 and the exercise price was decreased from DKK 2 to 1 DKK. Accordingly, information related to the Company’s warrants, have been retroactively adjusted to reflect the stock split and the bonus shares for all periods presented.

The following schedule specifies the granted warrants:

		Weighted	Weighted
		Average	Average
		Exercise	Remaining
	Number of	Price/Share	Contractual
	warrants	(DKK)	Life (years)
Warrants granted as at January 1, 2018*	1,481,796	DKK 1	19
Warrants granted**	192,528	1	18
Warrants granted as at December 31, 2018	1,674,324	1	18
Warrants granted**	257,832	1	17
Warrants granted as at December 31, 2019	1,932,156	1	17
Warrants granted	363,168	1	11
Warrants forfeited	(45,216)	1	16
Warrants cancelled	(22,032)	1	16
Warrants granted as at December 31, 2020	2,228,076	DKK 1	15
Warrants exercisable as at December 31, 2019	—	—	—
Warrants exercisable as at December 31, 2020	—	—	—
*	In the articles of association 1,532,952 warrants have been granted, which is in excess of the 1,481,796 warrants due to resignations and forfeitures.
**	The warrants are not incorporated in the articles of association. Rectification conducted in October 2020.

During 2019 and 2018 employees, external consultants, executive management and board members became contractually entitled to warrants that was rectified on December 17, 2020:

●	In December 2018, 99,216 warrants granted to employees and consultants who provide services similar to employees. 32,904 warrants vested immediately and 66,312 warrants vest from December 2020 –December 2022. Fair value at grant date amounted to $0.6 million.
●	In December 2018, 3,888 warrants granted to executive management. The warrants vested immediately. Fair value at grant date amounted to an immaterial amount.
●	In December 2018, 89,424 warrants granted to board of directors. The warrants vested immediately. Fair value at grant date amounted to $0.5 million.
●	In January 2019, 45,216 warrants granted to a member of executive management. They vest from December 2020 – December 2022. Fair value at grant date amounted to $0.3 million.
●	In February 2019, 7,956 warrants granted to an employee. They vest from December 2020 – December 2022. Fair value at grant date amounted to $0.1 million.
●	In September 2019, 54,000 warrants granted to an employee. The warrants vested immediately. Fair value at grant date amount to $0.5 million.
●	In October 2019, 150,660 warrants granted to a member of executive management. The warrants vest annually over 3 years. Fair value at grant date amounted to $1.3 million.
●	In December 2020, an aggregate of 126,972 warrants attributable to 2019 entitlements were granted to employees, members of our board of directors and consultants who provide similar services as employees. 63,612 warrants vested immediately and 63,360 warrants vest monthly over three years from January 2020 – December 2022. Fair value at grant date amounted to $1.2 million.
●	In December 2020, an aggregate of 236,196 warrants attributable to 2020 entitlements were granted to employees, members of our board of directors and consultants who provide similar services as employees. Of the warrants granted, 120,888 warrants vested immediately and 115,308 warrants vest monthly over three years from January 2020 – December 2022. Fair value at grant date amounted to $2.3 million.
●	For the years ended December 31, 2019 and 2018, the Company had 22,032 outstanding warrants to SDU employees and recognized an immaterial amount of expense for these warrants in each period as research and development expenses in the statement of comprehensive loss. In September 2020, the Company terminated its existing agreement with SDU for business reasons. Under the terms of the SDU agreement, the Company did not incur a termination penalty and has no further obligations under this agreement.
●	A member of the executive board terminated his employment contract as of April 30, 2020 and forfeited his right to 45,216 unvested warrants.

Share-based compensation expenses included in the statements of comprehensive loss:

	Years Ended
	December 31,
	2020	2019	2018

	(USD in thousands)
Research and development expenses	$1,496	$1,021	$896
General and administrative expenses	1,912	1,341	1,173
Total	$3,408	$2,362	$2,069

Further, an amount of $0.1 million related to warrants issued as compensation for arranging investors to subscribe for shares has been recognized in equity as a share-based compensation expense related to the capital increase.

Determination of Fair Value of Warrants

The warrants issued under the share-based payment arrangement are exercisable for nominal consideration compared to the fair value of the shares resulting in virtually no time value. The Company values these warrants based on the intrinsic value of the shares measured as the difference between the fair value of the Company’s Ordinary shares and the warrant exercise price. Due to the highly specialized nature of services provided by consultants who provide services similar to those provided by employees of the Company, transactions with those consultants are measured at fair value of the equity instruments granted.

Under the share-based payment arrangement, there is no protection against capital increases at a discount and dividend distribution. However, dividends are not likely to be distributed and there is generally no reason to raise new capital at below the current share price. On this basis, the Company has assessed that it is generally appropriate to assume that no such transactions will take place during the holding period. When issuing warrants in 2018, convertible bonds with a potential dilutive effect were outstanding, and fair value was adjusted to reflect this potential dilution.

The stock split and bonus share issuance executed on January 4, 2021 resulted in a dilution of the warrant holders due to the increase of the exercise price compared to the pre stock split and bonus share issue. For warrants granted on December 17, 2020, the fair value was adjusted to reflect this dilution. For other grants, no such adjustment has been made.

The fair values of the warrants are measured with reference to the share price of the underlying share. Up until December 2020, this share value was determined using the value established in different financing transactions with unrelated parties. In each of these transactions, the relative ownership of the Company was changed, and a share value was established using these fund-raising transactions. The fair values of warrants are estimated using a linear interpolation in USD of the share value on grant date based on the value established on capital event dates before and after the grant date.

For warrants granted in December 2020, the Probability-Weighted Expected Return Method (“PWERM”) was applied, based on the weighted value of the share in a stay private scenario and an IPO scenario. 40% weight was put to the stay private scenario applying a share price equal to the share price of USD 8.89 at the November 2020 capital increase and 60% weight was put to the IPO scenario applying the mid-price of the indicative IPO price range of USD 11.00 available on the balance sheet. A 10% lack of marketability discount (DLOM) was applied to the IPO price.

Warrants granted prior to December 2020 are exercisable only upon an exit event or upon the Board of Director’s decisions, which is a post vesting restriction. Since the warrants granted prior to 2020 do not expire until December 31, 2036, Management considers it highly unlikely that the warrants will not become exercisable and no downward adjustment to reflect the risk of the warrant not becoming exercisable is made to the fair value of the warrants.

During 2020, the Company revised the estimated date of an IPO exit event to occur in February 2021. As of December 31, 2019, the estimated IPO exit event was December 2021. As a result of this change in estimate, the Company recognized an acceleration of expense of $0.8 million for the year ended December 31, 2020.

Amendments to Warrants

As discussed above, the terms of the warrant granted to the company’s CFO were amended to no longer comprise an accelerated vesting upon an exit clause. This is considered a non-beneficial change, and consequently the accelerated vesting upon an exit event clause is deemed to continue to exist.

For warrants to which the employees became entitled in 2019 but were not granted until December 2020, the Company recognized stock-based compensation expenses during the year ended December 31, 2019 and the interim period ended September 30, 2020, based on the terms expected to apply for these awards. Management expected the terms to be similar to the terms applicable to warrants granted up until 2018, including the accelerated vesting upon an exit clause. However, these warrants were granted subjected to a vesting schedule up to three years and did not allow for immediate vesting upon an exit event. Because the warrants were not granted until December 2020, the Company recognized the difference in expenses as a change in accounting estimate and not a modification of existing awards. As a result of this change in the accounting estimate, the share-based payment expense for 2020 was reduced by $0.4 million.

The following schedule specifies the outstanding warrants as at December 31, 2020:

	Per warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	712,332	1	16
Grant (April 2017)	24.05	13,896	1	16
Grant (September 2017)	28.71	617,184	1	16
Grant (December 2017)	28.71	127,044	1	16
Grant (during 2018)	37.05	181,836	1	16
Grant (February 2019)	42.57	7,956	1	16
Grant (September 2019)	56.35	54,000	1	16
Grant (October 2019)	56.97	150,660	1	16
Grant (December 2020)	56.75	363,168	1	11
Granted at December 31, 2020		2,228,076	1	15
Warrants exercisable at December 31, 2020		—

The following schedule specifies the outstanding warrants as at December 31, 2019:

	Per warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	712,332	1	17
Grant (April 2017)	24.05	13,896	1	17
Grant (September 2017)	28.71	617,184	1	17
Grant (December 2017)	28.71	138,384	1	17
Grant (during 2018)(1)**	37.05	192,528	1	17
Grant (January 2019)(1)**	37.05	45,216	1	17
Grant (February 2019)**	42.57	7,956	1	17
Grant (September 2019)**	56.35	54,000	1	17
Grant (October 2019)**	56.97	150,660	1	17
Granted at December 31, 2019		1,932,156	1	17
Warrants exercisable at December 31, 2019		—
(1)	Awards valued on December 31, 2018 and January 1, 2019, respectively.
**	The warrants are not incorporated in the articles of association. Rectification was conducted in December 2020.

The following schedule specifies the outstanding warrants as at December 31, 2018:

	Per warrant	Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	712,332	1	18
Grant (April 2017)	24.05	13,896	1	18
Grant (September 2017)	28.71	617,184	1	18
Grant (December 2017)	28.71	138,384	1	18
Grant (during 2018)**	37.05	192,528	1	18
Granted at December 31, 2018		1,674,324	1	18
Warrants exercisable at December 31, 2018		—
**	The warrants are not incorporated in the articles of association. Rectification will be conducted in December 2020.

The Board of Directors and Executive Management holding of share awards for the years ended December 31, 2018, 2019 and 2020 is shown below:

						Warrants held
						when becoming
						or leaving
Number of	January 1,		December 31,		December 31,	as a member			December 31,
warrants held	2018	Granted	2018	Granted	2019	of management	Granted	Forfeited	2020
Thomas William Wylonis(1)	293,364	49,248	342,612	—	342,612	(369,252)	26,640	—	—
Steven Projan	—	23,436	23,436	—	23,436	—	18,612	—	42,048
Roberto Prego	7,416	12,384	19,800	—	19,800	—	14,364	—	34,164
Joann Suzich	—	—	—	—	—	—	10,260	—	10,260
Marianne Søgaard(2)	—	—	—	—	—	65,952	28,368	—	94,320
Helen Boudreau(3)	—	—	—	—	—	—	5,436	—	5,436
Kim Bjørnstrup (former)(4)	—	—	—	—	—	(5,868)	5,868	—	—
Board of Directors in total	300,780	85,068	385,848	—	385,848	(309,168)	109,548	—	186,228
Lars Aage Staal Wegner	840,528	3,888	844,416	—	844,416	—	7,668	—	852,084
Thomas Bogenrieder (former)(5)	4,356	—	4,356	45,216	49,572	(4,356)	—	(45,216)	—
Glenn S. Vraniak	—	—	—	150,660	150,660	—	—	—	150,660
Executive Management in total	844,884	3,888	848,772	195,876	1,044,648	(4,356)	7,668	(45,216)	1,002,744
(1)	Board member until June 30, 2020, 252 warrants were granted for services provided after retirement from the Board of Directors position.
(2)	As of November 25, 2020, 26,964 warrants were granted for services provided before taking on the Board of Directors position.
(3)	Board member from June 30, 2020.
(4)	Board member from June 30, 2020 to November 4, 2020.
(5)	Board member until March 31, 2020.